Financial Assets and Liabilities - Summary of Fair Value of Warrants (Details)				12 Months Ended
	Nov. 19, 2021 USD ($) Year $ / shares	Mar. 18, 2021 USD ($) $ / shares	Mar. 18, 2021 $ / shares	Jun. 30, 2022 USD ($) Year $ / shares
Disclosure Of Financial Instruments [Line Items]
Dividend Yield		0.00%
Expected Volatility		66.88%
Risk Free Interest Rate		1.24%
Fair value per warrant | (per share)		$ 0.863	$ 1.103
Fair value | $		$ 12,968,583
Warrants
Disclosure Of Financial Instruments [Line Items]
Share Price | $ / shares	$ 6.24			$ 2.22
Par value per share | $ / shares	$ 7.26			$ 7.26
Expected Term | Year	7			6.5
Dividend Yield	0.00%			0.00%
Expected Volatility	83.94%			83.22%
Risk Free Interest Rate	1.46%			3.08%
Fair value | $	$ 8,081,028			$ 2,185,476